Note 12 - Income Tax - Earning Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings before income tax	$ 99,280	$ 81,630
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Earnings before income tax	4,375	16,989
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member]
Earnings before income tax	$ 94,905	$ 64,641